As filed with the Securities and Exchange Commission on September 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

Becker Value Equity Fund
Schedule of Investments
7/31/2012 (Unaudited)

Shares		Value $
COMMON STOCKS - 93.8%
Consumer Discretionary - 8.7%
79,500	Honda Motor Co. ADR	$2,504,250
102,370	Johnson Controls, Inc.	2,523,420
168,600	Staples, Inc.	2,147,964
40,000	Target Corp.	2,426,000
73,500	Time Warner, Inc.	2,875,320
		12,476,954
Consumer Staples - 12.8%
76,250	Archer-Daniels-Midland Co.	1,989,362
100,000	Avon Products, Inc.	1,549,000
46,000	Bunge Ltd.	3,025,420
102,200	ConAgra Foods, Inc.	2,523,318
41,190	Hormel Foods Corp.	1,149,613
61,825	Molson Coors Brewing Co., Class B	2,616,434
17,505	Nestle SA ADR	1,078,833
19,090	Wal-Mart Stores, Inc.	1,420,869
81,000	Walgreen Co.	2,945,160
		18,298,009
Energy - 11.4%
24,275	Chevron Corp.	2,660,054
38,500	ConocoPhillips	2,095,940
50,625	Devon Energy Corp.	2,992,950
23,975	Diamond Offshore Drilling, Inc.	1,568,445
34,135	Murphy Oil Corp.	1,831,684
17,750	Phillips 66	667,400
34,000	Royal Dutch Shell PLC ADR	2,318,800
31,000	Schlumberger Ltd.	2,209,060
		16,344,333
Financials - 11.7%
38,900	The Allstate Corp.	1,334,270
16,000	Blackrock, Inc.	2,724,160
17,600	The Chubb Corp.	1,279,344
82,060	JPMorgan Chase & Co.	2,954,160
150,000	Morgan Stanley	2,049,000
44,300	PNC Financial Services Group, Inc.	2,618,130
50,200	State Street Corp.	2,027,076
52,500	U.S. Bancorp	1,758,750
		16,744,890
Health Care - 14.2%
38,900	Aetna, Inc.	1,402,734
31,500	Amgen, Inc.	2,601,900
41,280	Becton, Dickinson & Co.	3,125,309
217,000	Boston Scientific Corp. *	1,121,890
42,015	Covidien PLC	2,347,798
61,085	Hospira, Inc. *	2,122,704
28,000	McKesson Corp.	2,540,440
67,500	Merck & Co., Inc.	2,981,475
37,015	Zimmer Holdings, Inc.	2,181,294
		20,425,544

Becker Value Equity Fund
Schedule of Investments - continued
7/31/2012 (Unaudited)

COMMON STOCKS - 93.8% - continued
Shares		Value $
Industrials - 16.8%
32,200	3M Co.	$2,937,606
39,000	Dun & Bradstreet Corp.	3,127,410
5,178	Engility Holdings, Inc.*	75,604
47,040	Emerson Electric Co.	2,247,101
20,820	FedEx Corp.	1,880,046
139,460	General Electric Co.	2,893,795
29,300	Helmerich & Payne, Inc.	1,362,450
31,070	L-3 Communications Holdings, Inc.	2,202,552
46,000	Raytheon Co.	2,552,080
260,000	Southwest Airlines Co.	2,389,400
43,000	Tyco International Ltd.	2,362,420
		24,030,464
Information Technology - 10.4%
68,520	Harris Corp.	2,853,858
123,000	Intel Corp.	3,161,100
106,000	Microsoft Corp.	3,123,820
199,065	Symantec Corp. *	3,135,274
34,350	TE Connectivity Ltd.	1,133,893
11,755	VISA, Inc., Class A	1,517,218
		14,925,163
Materials - 1.0%
13,500	PPG Industries, Inc.	1,477,710

Telecommunication Services - 4.0%
74,500	AT&T, Inc.	2,825,040
64,400	Verizon Communications, Inc.	2,907,016
		5,732,056
Utilities - 2.8%
29,000	NextEra Energy, Inc.	2,056,100
67,010	Xcel Energy, Inc.	1,963,393
		4,019,493
TOTAL COMMON STOCKS (Cost $113,759,327)		134,474,616

SHORT-TERM INVESTMENTS - 6.2%
8,838,605	Federated Government Obligations Fund - Institutional Shares, 0.01% (a)	8,838,605

TOTAL SHORT-TERM INVESTMENTS (Cost $8,838,605)		8,838,605

TOTAL INVESTMENTS - 100.0% (Cost $122,597,932)		143,313,221

Liabilities in excess of other assets - 0.0%		(27,335)

TOTAL NET ASSETS - 100.0%		$143,285,886

*	Non-Income Producing
(a)	Annualized seven-day yield as of July 31, 2012
ADR	American Depository Receipt
PLC	Public Limited Company

	The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows+:
	Cost of Investments	$122,679,865
	Unrealized appreciation	22,082,157
	Unrealized depreciation	(1,448,801)
	Net unrealized appreciation	$20,633,356

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure
July 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks*	$ 134,474,616	$ -	$ -	$ 134,474,616
Short-Term Investments	8,838,605	-	-	8,838,605
Total Investments in Securities	$ 143,313,221	$ -	$ -	$ 143,313,221

*See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/ Eric W. Falkeis
                   Eric W. Falkeis, President

Date            9/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Eric W. Falkeis
                  Eric W. Falkeis, President

Date          9/25/2012

By (Signature and Title)*                /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date          9/27/2012

* Print the name and title of each signing officer under his or her signature.